Income Taxes (Tables)	12 Months Ended
Dec. 31, 2014
Income Tax Disclosure [Abstract]
Components of (Loss) Income Before Income Taxes

The components of (loss) income before income taxes were as follows (in millions):

	Year Ended December 31,
	2014	2013	2012
(Loss) income before income taxes
United States	$(88.9)	$(27.6)	$16.0
Non-U.S.	28.0	12.4	6.2

	$(60.9)	$(15.2)	$22.2

Components of Income Tax (Benefit) Expense

Components of income tax (benefit) expense were as follows (in millions):

	Year Ended December 31,
	2014	2013	2012
Current
United States
Federal	$(2.6)	$1.3	$(12.0)
State	(2.1)	2.0	0.4
Non-U.S.	10.2	5.2	6.1

	5.5	8.5	(5.5)

Deferred
United States
Federal	(24.2)	(8.3)	13.3
State	(4.3)	(2.4)	(0.2)
Non-U.S.	(1.7)	(0.8)	—

	(30.2)	(11.5)	13.1

	$(24.7)	$(3.0)	$7.6

Reconciliation of Income Taxes Computed at United States Federal Statutory Tax Rate to Income Tax (Benefit) Expense

A reconciliation of income taxes computed at the United States Federal statutory tax rate to income tax (benefit) expense follows (in millions):

	Year Ended December 31,
	2014	2013	2012
(Loss) income before income taxes	$(60.9)	$(15.2)	$22.2

Income tax (benefit) expense at U.S. Federal statutory rate	$(21.3)	$(5.3)	$7.7
Federal income tax expense related to unremitted earnings of non-U.S. subsidiaries	3.6	4.4	1.7
U.S. Federal and foreign withholding tax on dividend from non-U.S. subsidiary	0.9	0.4	0.5
Non-U.S. income not taxable, non-U.S. income tax losses not benefited and rate differential	(1.2)	(0.6)	0.9
Federal income taxes related to “check the box” election	(0.7)	(0.2)	(0.3)
State income taxes, net of Federal income tax benefit	(3.2)	0.3	(2.5)
Other	(2.8)	(2.0)	(0.4)

Income tax (benefit) expense	$(24.7)	$(3.0)	$7.6

Components of Deferred Taxes

Deferred taxes were attributable to the following (in millions):

	December 31,
	2014	2013
Deferred tax assets
Interest disallowance	$23.1	$16.3
Pension and post-retirement benefits	19.6	19.9
Pension liability adjustment included in other comprehensive loss	18.8	3.3
Product returns and warranty accruals	14.1	15.5
Net operating loss carryforwards	11.0	7.7
Inventory valuation	6.0	3.7
Other accrued liabilities	3.2	4.7
Tax credit carryforwards	1.7	1.2
Vacation accrual	1.2	1.4
Insurance accrual	1.2	1.5
Allowance for doubtful accounts	0.9	1.0
Other	0.7	0.9

	$101.5	$77.1
Less: valuation allowance for net operating loss carryforwards and non-U.S. tax credit carryforwards	(6.9)	(5.9)

Total deferred tax assets	94.6	71.2

Deferred tax liabilities
Acquired intangible assets	(104.8)	(125.5)
Depreciation and amortization	(15.7)	(21.1)
Goodwill amortization for tax, but not book	(13.7)	(10.3)
Prepaid expenses	(1.0)	(1.0)
Other	(6.8)	(6.0)

Total deferred tax liabilities	(142.0)	(163.9)

Net deferred tax liabilities	$(47.4)	$(92.7)

Summary of Net Deferred Tax Assets (Liabilities)

The net deferred tax liabilities were included in the consolidated balance sheets as follows (in millions):

	December 31,
	2014	2013
Deferred tax assets	$30.9	$30.3
Deferred tax liabilities	(78.3)	(123.0)

Net deferred tax liabilities	$(47.4)	$(92.7)

Changes in Holdings' Valuation Allowance for Deferred Tax Assets

Changes in Holdings’ valuation allowance for deferred tax assets were as follows (in millions):

	Year Ended December 31,
	2014	2013	2012
Beginning of period	$5.9	$6.7	$5.0
Provisions	1.0	0.3	1.7
Deductions	—	(1.1)	—

End of period	$6.9	$5.9	$6.7

Reconciliation of Unrecognized Tax Benefits

A reconciliation of the beginning and ending amount of uncertain tax benefits follows (in millions):

	Year Ended December 31,
	2014	2013	2012
Beginning of period	$7.5	$7.8	$9.9
Additions for tax positions of prior years	—	0.3	0.1
Reductions for tax positions of prior years	(1.8)	(0.2)	(1.9)
Reduction for lapse of applicable statutes of limitations	(1.9)	(0.4)	(0.3)

End of period	$3.8	$7.5	$7.8